Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 9	$ 2
Derivative, gain (loss), statement of income or comprehensive income	Other income and expenses, net	Other income and expenses, net
Forward contracts | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 9	$ 2
Derivative, gain (loss), statement of income or comprehensive income	Other income and expenses, net	Other income and expenses, net